DEPRECIATION AND AMORTIZATION (Tables)	6 Months Ended
Jun. 30, 2018
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about depreciation and amortization
The components of depreciation and amortization expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Depreciation and amortization of real estate assets	$66	$59	$131	$116
Depreciation and amortization of non-real estate assets	10	10	17	16
Total depreciation and amortization	$76	$69	$148	$132